Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax	£ 1,330	£ 2,149	£ 1,894
Non-cash items included in profit
– Depreciation and amortisation	303	290	297
– Loss from disposal of mortgage portfolio	31	0	0
– Provisions for other liabilities and charges	706	336	421
– Impairment losses	93	196	285
– Other non-cash items	66	(799)	1,363
– Pension charge for defined benefit pension schemes	13	13	28
Non-cash items included in profit	1,212	36	2,394
Net change in operating assets and liabilities:
– Cash and balances at central banks	747	(87)	274
– Derivative assets	208	967	(719)
– Other financial assets at fair value through profit or loss	196	27	1,064
– Loans and advances to banks and customers	8,331	12,538	(10,683)
– Reverse repurchase agreements - non-trading	2,130	(5,120)	5,335
– Other assets	114	(144)	(571)
– Deposits by banks and customers	(15,530)	(10,982)	(1,373)
– Repurchase agreements - non-trading	206	429	(3,684)
– Derivative liabilities	(174)	(117)	(11)
– Other financial liabilities at fair value through profit or loss	179	102	(973)
– Debt securities in issue	209	(219)	(1,352)
– Other liabilities	(1,402)	(1)	(41)
Net change in operating assets and liabilities	(4,786)	(2,607)	(12,734)
Corporation taxes paid	(219)	(539)	(397)
Effects of exchange rate differences	(18)	(616)	2,354
Net cash flows from operating activities	(2,481)	(1,577)	(6,489)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(533)	(393)	(504)
Proceeds from sale of property, plant and equipment and intangible assets	148	175	159
Purchase of financial assets at amortised cost and financial assets at FVOCI	(10,343)	(10,899)	(2,884)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	6,183	8,362	3,023
Net cash flows from investing activities	(4,545)	(2,755)	(206)
Cash flows from financing activities
Issue of other equity instruments	400	0	750
Issuance costs of other equity instruments
Issue of debt securities and subordinated notes	8,396	6,415	8,683
Issuance costs of debt securities and subordinated notes	(30)	(18)	(16)
Repayment of debt securities and subordinated notes	(6,531)	(6,409)	(4,522)
Disposal of non-controlling interests	0	0	(235)
Repurchase of other equity instruments	(500)	0	(750)
Dividends paid on ordinary shares	(1,295)	(1,538)	(1,013)
Dividends paid on other equity instruments	(139)	(133)	(143)
Dividends paid on non-controlling interests	0	0	(17)
Principal elements of lease payments	(33)	(48)	(26)
Net cash flows from financing activities	268	(1,731)	2,711
Change in cash and cash equivalents	(6,758)	(6,063)	(3,984)
Cash and cash equivalents at beginning of period	39,210	45,332	49,248
Effects of exchange rate changes on cash and cash equivalents	(15)	(59)	68
Cash and cash equivalents at the end of the year	32,437	39,210	45,332
Cash and cash equivalents consist of:
Cash and balances at central banks	33,067	40,523	46,635
Less: restricted balances	(1,580)	(2,327)	(2,241)
Cash and bank balances at central banks less regulatory minimum cash balances	31,487	38,196	44,394
Other cash equivalents: Loans and advances to banks - Non-trading	950	1,014	938
Cash and cash equivalents at the end of the year	£ 32,437	£ 39,210	£ 45,332